Commitments and Contingencies - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Operating leases, Rent expense	$ 8,000,000.0	$ 12,400,000
Purchase obligation	50,233,000
Notes payable current	49,094,000	29,280,000
Software and Hosting Services [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase Commitments Charges Incurred	$ 11,400	$ 5,600
Minimum [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Lessee, Operating lease, Term of contract	1 month
Maximum [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Lessee, Operating lease, Term of contract	5 years
Vehicle Purchase Commitment [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase obligation	$ 21,400,000